CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Thousands		Total		Share capital	Share premium	Merger relief reserve	Investment in own shares	Retained earnings	Capital redemption reserve	Other reserves	Foreign exchange translation reserve
Beginning balance (Previously stated) at Jun. 30, 2019		£ 166,329		£ 1,089	£ 128	£ 21,573	£ (1,847)	£ 146,963	£ 161	£ 0	£ (1,738)
Beginning balance (Change in accounting policy - net of tax) at Jun. 30, 2019	[1]	(2,810)						(2,810)
Beginning balance at Jun. 30, 2019		163,519		1,089	128	21,573	(1,847)	144,153	161	0	(1,738)
Entity Information [Line Items]
Equity-settled share-based payment transactions		15,966						15,966
Issuance of shares related to acquisition		3,956		2	0	3,954
Sales of shares (EBT)		30,917					207	30,710
Exercise of options		15		8	93		299	(385)
Hyperinflation adjustment		(26)						(26)
Transaction with owners		50,828		10	93	3,954	506	46,265
Profit for the year as previously reported | Previously stated		21,410						21,410
Profit for the year as previously reported | Change in accounting policy - net of tax		(1,419)						(1,419)
Profit for the year as previously reported		19,991	[2]					19,991
Other comprehensive income		(2,240)									(2,240)
Total comprehensive income for the year attributable to the equity holders of the Company		17,751	[2]					19,991			(2,240)
Ending balance (Previously stated) at Jun. 30, 2020		236,327		1,099	221	25,527	(1,341)	214,638	161	0	(3,978)
Ending balance (Change in accounting policy - net of tax) at Jun. 30, 2020	[1]	(4,229)						(4,229)
Ending balance at Jun. 30, 2020		232,098	[3]	1,099	221	25,527	(1,341)	210,409	161	0	(3,978)
Entity Information [Line Items]
Equity-settled share-based payment transactions		25,977						25,977
Issuance of shares related to acquisition		4,477		1		4,476
Exercise of options		40		14	26		1,186	(1,186)
Hyperinflation adjustment		189						189
Transaction with owners		30,683		15	26	4,476	1,186	24,980
Profit for the year as previously reported | Previously stated		43,441						43,441
Profit for the year as previously reported | Change in accounting policy - net of tax		9						9
Profit for the year as previously reported		43,450	[2]					43,450
Other comprehensive income		(9,782)									(9,782)
Total comprehensive income for the year attributable to the equity holders of the Company		33,668	[2]					43,450			(9,782)
Ending balance (Previously stated) at Jun. 30, 2021		300,669		1,114	247	30,003	(155)	283,059	161	0	(13,760)
Ending balance (Change in accounting policy - net of tax) at Jun. 30, 2021	[4]	(4,220)						(4,220)
Ending balance at Jun. 30, 2021		296,449	[3]	1,114	247	30,003	(155)	278,839	161		(13,760)
Entity Information [Line Items]
Equity-settled share-based payment transactions		35,737						35,737
Issuance of shares related to acquisition		1,505								1,505
Exercise of options		8,926		21	8,905
Hyperinflation adjustment		433						433
Transaction with owners		46,601		21	8,905			36,170		1,505
Profit for the year as previously reported		83,093						83,093
Other comprehensive income		6,580									6,580
Total comprehensive income for the year attributable to the equity holders of the Company		89,673						83,093			6,580
Ending balance (Previously stated) at Jun. 30, 2022										£ 1,505
Ending balance at Jun. 30, 2022		£ 432,723		£ 1,135	£ 9,152	£ 30,003	£ (155)	£ 398,102	£ 161		£ (7,180)

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[3]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
[4]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).